Accounts Receivable and Contract Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable and Contract Assets (Details) [Line Items]
Allowance for doubtful accounts
Accounts receivable and contract assets	2,135,000	$ 4,263,000
Accounts Receivable [Member]
Accounts Receivable and Contract Assets (Details) [Line Items]
Accounts receivable and contract assets	$ 2,135,404